Commitments and Contingencies - Schedule of Jackpot Liabilities Recorded as Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Current liabilities	$ 84,250	$ 95,574
Non-current liabilities	191,376	$ 203,468
Total jackpot liabilities	$ 275,626